INCOME PER SHARE	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 19 -	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2016	2017	2018

Numerator:
Net income attributable to the Company - basic	$118,471	$68,944	$107,161

Net income attributable to the Company - diluted (i)	$119,121	$69,605	$107,425

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	59,170,050	60,189,004	60,434,019
Effect of dilutive securities
Convertible Bond	776,800	784,400	788,800
Share options	642,184	-	-
Restricted shares	22,422	38,106	25,746
Weighted average ordinary shares outstanding used in computing diluted income per share	60,611,456	61,011,510	61,248,565

Income per share - basic	$2.00	1.15	1.77

Income per share - diluted	$1.97	1.14	1.75

(i) For the year ended June 30, 2016, 2017 and 2018, interest accretion related to the Convertible Bond of $650, $661 and $264, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 75,066, 72,263 and 91,920 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2016, 2017 and 2018, respectively. The effects of share options have been excluded from the computation of diluted income per share for the year ended June 30,
2017 and
2018 as their effects would be anti-dilutive.